SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Unrecognized tax benefits	$ 0	$ 0
Amounts accrued for the payment of interest and penalties	0	0
Federal Depository Insurance Coverage	$ 250,000	$ 250,000
Number of warrants to purchase shares issued		434,000
Initial Public Offering and private placement
Number of warrants to purchase shares issued	3,211,334	3,211,334